Organization - Additional Information (Detail) $ / shares in Units, ft² in Millions, $ in Millions					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 15, 2024 $ / shares	Dec. 30, 2021 StorageFacility	Mar. 17, 2021 ft² State StorageUnit StorageFacility shares	Jan. 31, 2014 USD ($)	Jan. 31, 2017 USD ($) shares	Sep. 30, 2024 ft² State shares	Sep. 30, 2023 shares	Sep. 30, 2024 ft² StorageFacility StorageUnit State Property shares	Sep. 30, 2023 shares	Dec. 31, 2023 StorageUnit Property StorageFacility State shares	Dec. 31, 2022 ft² shares	Dec. 31, 2021 shares	May 14, 2024 shares	Nov. 30, 2016 USD ($)
Organization And Nature Of Operations [Line Items]
Date of formation of company								Jan. 08, 2013		Jan. 08, 2013
Number of self storage facilities | StorageFacility		2						157		154
Number of states located for self storage facilities | State						19		19		19
Shares issuable pursuant to distribution reinvestment plan | $				$ 95.0
Advisor, SS Toronto REIT Advisors, Inc., and SS Growth Advisor, LLC.
Organization And Nature Of Operations [Line Items]
Percentage of limited partnership interests						88.00%		88.00%		88.10%
SAM and Affiliates
Organization And Nature Of Operations [Line Items]
Percentage of Joint venture minority ownership						12.00%		12.00%		11.90%
Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Common stock, value authorize | $														$ 100.9
Description for termination of offering								The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.		The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.
Primary Offering
Organization And Nature Of Operations [Line Items]
Initial public offering commenced period description								We commenced our initial public offering in January 2014		We commenced our initial public offering in January 2014
Maximum | Primary Offering
Organization And Nature Of Operations [Line Items]
Common stock, value authorize | $				$ 1,000.0
Class A Common stock
Organization And Nature Of Operations [Line Items]
Estimated value per common share | $ / shares	$ 15.25
Additional shares authorised						350,000,000		350,000,000		350,000,000	350,000,000
Class A Common stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering								10,300,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan								10,300,000		8,200,000
Additional shares authorised													4,500,000
Class A Common stock | Current DRP Offering
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering								500,000
Class A Common stock | Common Stock
Organization And Nature Of Operations [Line Items]
Stock Issued During Period, Shares, Dividend Reinvestment Plan						330,225	348,984	999,703	702,632	1,042,820	313,658	1,541,585
Class A Common stock | Common Stock | Primary Offering
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering					48,000,000
Gross proceeds from issuance of common stock | $					$ 493.0
Class T Common stock
Organization And Nature Of Operations [Line Items]
Estimated value per common share | $ / shares	$ 15.25
Additional shares authorised						350,000,000		350,000,000		350,000,000	350,000,000
Class T Common stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering								1,300,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan								1,300,000		1,100,000
Additional shares authorised													500,000
Class T Common stock | Current DRP Offering
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering								100,000
Class T Common stock | Common Stock
Organization And Nature Of Operations [Line Items]
Stock Issued During Period, Shares, Dividend Reinvestment Plan						37,871	39,233	114,693	78,104	116,659	34,048	182,445
Class T Common stock | Common Stock | Primary Offering
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering					7,000,000
Gross proceeds from issuance of common stock | $					$ 73.0
SST IV Merger Agreement
Organization And Nature Of Operations [Line Items]
Number of self storage facilities | StorageFacility			24
Number of states located for self storage facilities | State			9
Number of self storage units | StorageUnit			18,000
Net rentable area, primarily self storage space | ft²			2.0
SST IV Merger Agreement | SST IV Common Stock
Organization And Nature Of Operations [Line Items]
Number of shares exchanged in connection with merger			10,600,000
Managed REITS
Organization And Nature Of Operations [Line Items]
Number of properties owned by Managed REITs which is operated by the company | Property								35		32
Number of self storage units | StorageUnit								27,500		25,400
Net rentable area, primarily self storage space | ft²						3.0		3.0			2.8